Financial risks - Fair value measurement of financial instruments (Details) kr in Thousands	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Sep. 30, 2018
Categories of financial instruments
Financial assets at amortized cost	kr 1,098,758	kr 870,039
Financial assets measured at fair value through profit or loss	335,080	331,193
Categories of financial instruments
Financial liabilities measured at amortized cost	216,337	113,516
Lease liabilities
Categories of financial instruments
Financial liabilities measured at amortized cost	85,760	0
Royalty bond
Categories of financial instruments
Fixed Interest Rate			9.375
Trade payables
Categories of financial instruments
Financial liabilities measured at amortized cost	57,533	32,652
Other liabilities
Categories of financial instruments
Financial liabilities measured at amortized cost	73,044	80,864
Deposits
Categories of financial instruments
Financial assets at amortized cost	9,012	2,762
Trade receivables
Categories of financial instruments
Financial assets at amortized cost	751	3,274
Other receivables
Categories of financial instruments
Financial assets at amortized cost	7,935	3,368
Cash and cash equivalents
Categories of financial instruments
Financial assets at amortized cost	1,081,060	860,635
Marketable securities
Categories of financial instruments
Financial assets measured at fair value through profit or loss	299,448	298,611
Other investments
Categories of financial instruments
Financial assets measured at fair value through profit or loss	kr 35,632	kr 32,582